As filed with the Securities and Exchange Commission on May 13, 2015

1933 Act File No. 033-71320

1940 Act File No. 811-08134

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 48 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 49 ☒

Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 13, 2015.

Eaton Vance Municipals Trust II

By:  /s/ Payson F. Swaffield

Payson F. Swaffield, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 13, 2015.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer)
Payson F. Swaffield

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	William H. Park*	Trustee
Scott E. Eston		William H. Park

Thomas E. Faust Jr.*	Trustee	Ronald A. Pearlman*	Trustee
Thomas E. Faust Jr.		Ronald A. Pearlman

Allen R. Freedman*	Trustee	Helen Frame Peters*	Trustee
Allen R. Freedman		Helen Frame Peters

Cynthia E. Frost*	Trustee	Harriett Tee Taggart*	Trustee
Cynthia E. Frost		Harriett Tee Taggart

George J. Gorman*	Trustee	Ralph F. Verni*	Trustee
George J. Gorman		Ralph F. Verni

Valerie A. Mosley*	Trustee
Valerie A. Mosley

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated August 11, 2014 filed as Exhibit (q) to the Registrant’s Post-Effective Amendment No. 45 filed February 17, 2015 (Accession No. 0000940394-15-000188) and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase